Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

12.  Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Employee benefit obligation	164,291	176,909
Share-based compensation liability	57,495	39,148
Other taxes payables	9,853	21,487
Deposits from suppliers(a)	68,176	62,522
Other current liabilities(b)	65,518	78,500
Total	365,333	378,566
(a)	Deposit mainly represents deposits from third-party merchants for participating in the Group’s marketplace.
(b)	Other current liabilities primarily consist of accrued operating expenses and accrued customer-related payments including platform service fees.